Altegris/AACA Opportunistic Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares				Value
	COMMON STOCK - 114.3%
	AGRICULTURE - 1.0%
326,911	Cadiz, Inc. *+			$3,164,498

	COMMERCIAL SERVICES - 4.6%
348,000	Macquarie Infrastructure Corp. +			14,344,560

	ELECTRIC - 10.0%
356,317	Brookfield Infrastructure Partners LP +			14,918,993
500,200	Brookfield Renewable Partners LP +			15,981,390
				30,900,383
	LEISURE TIME - 4.9%
3,344,000	Drive Shack, Inc. *			15,014,560

	LODGING - 17.2%
2,930,000	Galaxy Entertainment Group Ltd.			19,950,254
286,000	Las Vegas Sands Corp. +			17,434,560
130,600	Wynn Resorts Ltd. +			15,583,192
				52,968,006
	REIT-DIVERSIFIED - 28.4%
125,000	American Tower Corp. +			24,632,500
170,000	Crown Castle International Corp. +			21,760,000
15,100	Equinix, Inc. +			6,842,716
1,200,000	New Residential Investment Corp.			20,292,000
70,500	SBA Communications Corp. - Class A *+			14,076,030
				87,603,246
	REIT-MANUFACTURED HOMES - 8.3%
119,300	Equity Lifestyle Properties, Inc. +			13,635,990
101,000	Sun Communities, Inc. +			11,970,520
				25,606,510
	REIT-OFFICE PROPERTY - 4.8%
103,000	Alexandria Real Estate Equities, Inc. +			14,683,680

	REIT-REGIONAL MALLS - 2.3%
134,000	Taubman Centers, Inc. +			7,085,920

	REIT-STORAGE - 4.7%
512,861	National Storage Affiliates Trust +			14,621,667

	REIT-WAREHOUSE - 5.2%
75,529	Americold Realty Trust			2,304,390
261,800	CyrusOne, Inc.			13,728,792
				16,033,182
	TELECOMMUNICATIONS - 18.1%
900,000	GDS Holdings Ltd. - ADR *+			32,121,000
2,318,934	Switch, Inc. +			23,908,210
				56,029,210
	TRUCKING & LEASING - 4.8%
858,443	Fortress Transportation & Infrastructure Investors LLC			14,687,960

	TOTAL COMMON STOCK (Cost - $315,250,466)			352,743,382

		Dividend Rate (%)	Maturity Date
	PREFERRED STOCK - 0.3%
	REITS-MORTGAGE - 0.3%
38,960	Drive Shack, Inc. (Cost - $971,069)	8.375	Perpetual	955,104

	TOTAL INVESTMENTS - 114.6% (Cost - 316,221,535) (a)			$353,698,486
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.6) %			(45,097,779)
	NET ASSETS - 100.0%			$308,600,707

	SECURITIES SOLD SHORT - (11.4) %
	COMMON STOCK - (8.5) %
	ENTERTAINMENT - (1.0) %
(34,000)	Marriott Vacations Worldwide Corp.			(3,179,000)

	HOME BUILDERS - (1.7) %
(156,000)	KB Home			(3,770,520)
(44,000)	Toll Brothers, Inc.			(1,592,800)
				(5,363,320)
	LODGING - (0.6) %
(55,000)	Hilton Grand Vacations, Inc.			(1,696,750)

	REAL ESTATE - (1.9) %
(154,000)	RE/MAX Holdings, Inc.			(5,935,160)

	REITS-APARTMENTS - (0.8) %
(39,220)	Investors Real Estate Trust			(2,349,688)

	REITS-OFFICE PROPERTY - (0.8) %
(339,765)	Franklin Street Properties Corp.			(2,442,910)

	REITS-SHOPPING CENTERS - (1.1) %
(108,901)	Retail Value, Inc.			(3,394,444)

	REITS - WAREHOUSE - (0.6) %
(132,061)	Monmouth Real Estate Investment Corp.			(1,740,564)

	TOTAL COMMON STOCK (Proceeds - $22,685,898)			(26,101,836)

	EXCHANGE TRADED FUND - (2.9) %
	DEBT FUND - (2.9) %
(250,000)	SPDR Bloomberg Barclays High Yield Bond ETF (Proceeds - $8,467,540)			(8,992,500)

ADR	American Depository Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
Perpetual	Perpetual bonds are fixed income instruments without defined maturity dates.
^	Represents less than 0.05%.
*	Non-income producing security.
+	All or part of the security was held as collateral for securities sold short as of March 31, 2019. These securities amounted to $291,023,570.

Altegris /AACA Real Estate Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares				Value
	COMMON STOCK - 20.3%
	COMMERCIAL SERVICES - 7.2%
500	Macquarie Infrastructure Corp.			$20,610

	REITS-DIVERSIFIED - 7.2%
1,225	New Residential Investment Corp.			20,715

	REITS-MORTGAGE - 5.9%
325	AGNC Investment Corp.			5,850
595	Annaly Capital Management, Inc.			5,944
120	Starwood Property Trust, Inc.			2,682
180	Two Harbors Investment Corp.			2,435
				16,911

	TOTAL COMMON STOCK (Cost - $61,260)			58,236

	PARTNERSHIP SHARES - 6.5%
	ELECTRIC- 2.3%
80	Brookfield Infrastructure Partners LP			3,349
100	Brookfield Renewable Partners LP			3,195
				6,544
	TRUCKING & LEASING - 4.2%
721	Fortress Transportation & Infrastructure Investors LLC			12,336

	TOTAL PARTNERSHIP SHARES (Cost - $17,733)			18,880

		Coupon Rate	Maturity
	PREFERRED STOCK - 68.6%
	LEISURE TIME - 4.0%
100	Drive Shack, Inc.	8.05	Perpetual	2,456
100	Drive Shack, Inc.	8.38	Perpetual	2,452
260	Drive Shack, Inc.	9.75	Perpetual	6,688
				11,596
	REAL ESTATE - 2.6%
60	Landmark Infrastructure Partners LP (a)	7.38	Perpetual	1,484
105	Landmark Infrastructure Partners LP	7.90	Perpetual	2,625
125	Landmark Infrastructure Partners LP	8.00	Perpetual	3,192
				7,301
	REITS-APARTMENTS - 2.8%
80	American Homes 4 Rent	6.50	Perpetual	2,120
50	Bluerock Residential Growth REIT, Inc.	7.13	Perpetual	1,210
50	Bluerock Residential Growth REIT, Inc.	7.63	Perpetual	1,250
130	Bluerock Residential Growth REIT, Inc.	8.25	Perpetual	3,455
				8,035
	REITS-DIVERSIFIED - 12.5%
170	Colony Capital, Inc.	7.13	Perpetual	3,856
140	Colony Capital, Inc.	7.13	Perpetual	3,093
170	Colony Capital, Inc.	7.15	Perpetual	3,847
80	Colony Capital, Inc.	7.50	Perpetual	1,819
70	Colony Capital, Inc.	8.25	Perpetual	1,751
120	Colony Capital, Inc.	8.75	Perpetual	3,020
130	CorEnergy Infrastructure Trust, Inc.	7.38	Perpetual	3,245
260	Digital Realty Trust, Inc.	7.38	Perpetual	6,495
50	Global Net Lease, Inc.	7.25	Perpetual	1,284
140	Innovative Industrial Properties, Inc.	9.00	Perpetual	4,165
50	iStar, Inc.	8.00	Perpetual	1,277
80	UMH Properties, Inc.	8.00	Perpetual	2,090
				35,942
	REITS-HEALTH CARE - 1.2%
130	Global Medical REIT, Inc.	7.50	Perpetual	3,319

	REITS-HOTELS - 9.9%
80	Ashford Hospitality Trust, Inc.	7.38	Perpetual	1,853
110	Ashford Hospitality Trust, Inc.	7.38	Perpetual	2,520
50	Ashford Hospitality Trust, Inc.	7.50	Perpetual	1,157
130	Ashford Hospitality Trust, Inc.	7.50	Perpetual	3,025
50	Ashford Hospitality Trust, Inc.	8.45	Perpetual	1,272
140	Braemar Hotels & Resorts, Inc.	5.50	Perpetual	2,794
50	Hersha Hospitality Trust	6.50	Perpetual	1,145
60	Hersha Hospitality Trust	6.50	Perpetual	1,433
100	Hersha Hospitality Trust	6.88	Perpetual	2,415
100	Pebblebrook Hotel Trust	6.30	Perpetual	2,490
50	RLJ Lodging Trust	1.95	Perpetual	1,258
280	Sotherly Hotels, Inc.	7.88	Perpetual	6,992
				28,354
	REITS-MORTGAGE - 19.3%
50	AG Mortgage Investment Trust, Inc.	8.00	Perpetual	1,290
140	AG Mortgage Investment Trust, Inc.	8.25	Perpetual	3,555
100	AGNC Investment Corp.	7.75	Perpetual	2,525
150	Annaly Capital Management, Inc.	8.13	Perpetual	3,840
100	Anworth Mortgage Asset Corp.	8.63	Perpetual	2,615
100	Apollo Commercial Real Estate Finance, Inc.	8.00	Perpetual	2,563
50	Arbor Realty Trust, Inc.	8.25	Perpetual	1,289
100	Arbor Realty Trust, Inc.	8.50	Perpetual	2,590
50	ARMOUR Residential REIT, Inc.	7.88	Perpetual	1,250
100	ARMOUR Residential REIT, Inc.	8.25	Perpetual	2,550
50	Capstead Mortgage Corp.	7.50	Perpetual	1,245
100	Cherry Hill Mortgage Investment Corp.	8.20	Perpetual	2,506
50	Chimera Investment Corp.	8.00	Perpetual	1,279
80	Chimera Investment Corp. 3 Month U.S. LIBOR + 5.79 (a)	8.00	Perpetual	2,066
100	Dynex Capital, Inc.	7.63	Perpetual	2,376
70	Dynex Capital, Inc.	8.50	Perpetual	1,786
150	Exantas Capital Corp. 3 Month U.S. LIBOR + 5.93 (a)	8.63	Perpetual	3,855
50	Invesco Mortgage Capital, Inc. 3 Month U.S. LIBOR + 5.29 (a)	7.50	Perpetual	1,241
100	Invesco Mortgage Capital, Inc.	7.75	Perpetual	2,553
50	MFA Financial, Inc.	7.50	Perpetual	1,248
100	New York Mortgage Trust, Inc.	7.75	Perpetual	2,439
40	New York Mortgage Trust, Inc.	7.88	Perpetual	995
110	New York Mortgage Trust, Inc. 3 Month U.S. LIBOR + 5.70 (a)	8.00	Perpetual	2,604
100	PennyMac Mortgage Investment Trust 3 Month U.S. LIBOR + 5.99 (a)	8.00	Perpetual	2,524
100	PennyMac Mortgage Investment Trust 3 Month U.S. LIBOR + 5.83 (a)	8.13	Perpetual	2,569
				55,353
	REITS-OFFICE PROPERTY - 0.4%
50	City Office REIT, Inc.	6.63	Perpetual	1,245

	REITS-REGIONAL MALLS - 4.4%
85	Pennsylvania Real Estate Investment Trust	6.88	Perpetual	1,811
85	Pennsylvania Real Estate Investment Trust	7.20	Perpetual	1,764
150	Pennsylvania Real Estate Investment Trust	7.38	Perpetual	3,225
10	Taubman Centers, Inc.	6.50	Perpetual	259
150	Washington Prime Group, Inc.	6.88	Perpetual	2,940
120	Washington Prime Group, Inc.	7.50	Perpetual	2,648
				12,647
	REITS-SHOPPING CENTERS - 8.1%
30	Cedar Realty Trust, Inc.	6.50	Perpetual	638
80	Cedar Realty Trust, Inc.	7.25	Perpetual	1,961
20	Saul Centers, Inc.	6.88	Perpetual	523
30	Seritage Growth Properties	7.00	Perpetual	726
1,000	Wheeler Real Estate Investment Trust, Inc. (b)	8.75	Perpetual	14,020
400	Wheeler Real Estate Investment Trust, Inc.	9.00	Perpetual	5,200
				23,068
	REITS-STORAGE - 0.8%
50	Jernigan Capital, Inc.	7.00	Perpetual	1,257
38	National Storage Affiliates Trust	6.00	Perpetual	946
				2,203
	REITS-WAREHOUSE - 2.6%
140	Plymouth Industrial REIT, Inc. (b)	7.50	Perpetual	3,528
160	QTS Realty Trust, Inc.	7.13	Perpetual	4,032
				7,560

	TOTAL PREFERRED STOCK (Cost - $197,953)			196,623

	TOTAL INVESTMENTS - 95.4% (Cost - 276,946)			$273,739
	LIABILITIES IN EXCESS OF OTHER ASSETS - 4.6%			12,823
	NET ASSETS - 100.0%			$286,562

REIT	Real Estate Investment Trust
(a)	Variable rate security; the rate shown represents the rate at March 31, 2019.
(b)	Step-Up Bond; the interest rate shown is the rate in effect as of March 31, 2019.

Altegris/AACA Opportunistic Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for each Fund’s assets and liabilities measured at fair value:

AACA Opportunistic Real Estate
Assets	Level 1	Level 2	Level 3	Total
Investments*
Common Stock	$352,743,382	$-	$-	$352,743,382
Preferred Stock	955,104	-	-	955,104
Total Assets	$353,698,486	$-	$-	$353,698,486
Liabilities
Securities Sold Short*
Common Stock	$26,101,836	$-	$-	$26,101,836
Exchange Traded Fund	8,992,500	-	-	8,992,500
Total Liabilities	$35,094,336	$-	$-	$35,094,336

AACA Real Estate Income
Assets	Level 1	Level 2	Level 3	Total
Investments*
Common Stock	$58,236	$-	$-	$58,236
Partnership Shares	18,880	-	-	18,880
Preferred Stock	196,623	-	-	196,623
Total Assets	$273,739	$-	$-	$273,739

* See each Fund's Schedule of Investments for a breakdown by industry.
The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds' policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Short Sales – A "short sale" is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation/(depreciation) at March 31, 2019, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AACA Opportunistic Real Estate	$284,544,653	$50,383,629	$(16,324,132)	$34,059,497
AACA Real Estate Income	$283,843	$3,291	$(13,634)	$(10,343)